SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
UNITED STATES
FORM 10-D
ASSET-BACKED ISSUER
THE SECURITIES EXCHANGE ACT OF 1934
For the monthly distribution period from
(Exact name of depositor as specified in its charter)
(State or other jurisdiction of incorporation or organization of the issuing entity)
(Telephone number, including area code)
2/21/2006
HarborView Mortgage Loan Trust 2006-1
Greenwich Capital Acceptance, Inc.
Delaware
(I.R.S. Employer Identification No.)
06-1199884
(Address of principal executive offices of issuing entity)
Greenwich, CT
600 Steamboat Road
(Zip Code)
06830
(203) 625-2700
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 13(d) OF
to
2/7/2006
(Exact name of issuing entity as specified in its charter)
Commission File Number of Issuing entity:
333-127352-23
Commission File Number of depositor:
333-127352
(Exact name of sponsor as specified in its charter)
Greenwich Capital Financial Products, Inc.
(Former name, former address, if changed since last report)
Mortgage Loan Pass-Through Certificates Series 2006-1
Registered/reporting pursuant to (check one)
Section 12(b) Section 12(g) Section 15(d)
Name of exchange
Title of Class
Has the registrant (1) filed all reports required to be filed by Section 13 or 15(d) of the Securities and Exchange Act of 1934
during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days?
X YES NO
(If Section 12(b))
PART I - DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
Item 9. Exhibits.
(b) Exhibit-1 : Distribution Statement
see Exhibit-1
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.
(Depositor)
Date:
(Signature)
Greenwich Capital Acceptance, Inc.
Thomas J. Conway
Senior Vice President
Thomas J. Conway
/s/ :
3/6/06
1-A1A [___] [___] [_X_]
1-A1B [___] [___] [_X_]
2-A1A [___] [___] [_X_]
2-A1B [___] [___] [_X_]
2-A1C [___] [___] [_X_]
A-R [___] [___] [_X_]
B-1 [___] [___] [_X_]
B-2 [___] [___] [_X_]
B-3 [___] [___] [_X_]
B-4 [___] [___] [_X_]
B-5 [___] [___] [_X_]
B-6 [___] [___] [_X_]
B-7 [___] [___] [_X_]
B-8 [___] [___] [_X_]
B-9 [___] [___] [_X_]
PO-1 [___] [___] [_X_]
PO-2A1B [___] [___] [_X_]
X-1 [___] [___] [_X_]
X-2A1B [___] [___] [_X_]